GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
Changes in the carrying amount of goodwill for the year ended December 31, 2011 are shown below. There were no changes recorded to goodwill during 2012.

(Dollars in thousands)
Balance at December 31, 2010	$51,820
Goodwill acquired:
Liberty banking center acquisition	17,102
Flagstar banking center acquisition	26,128
Balance at December 31, 2011	$95,050